3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: g) Intangible assets (Policies)	12 Months Ended
Dec. 31, 2019
Policies
g) Intangible assets

g)Intangible assets

All intangible assets acquired separately by the Company are recorded at cost on the date of acquisition. Intangible assets that have indefinite lives are measured at cost less accumulated impairment losses. Intangible assets that have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses. Intangible assets comprise of intellectual property, trademarks and web domains and distribution rights, which are amortized on a straight-line basis over 3 years. Amortization rates are reviewed annually to ensure they are aligned with estimates of remaining economic useful lives of the associated intangible assets.